Risk/Return Detail Data - FidelityRealEstateIncomeFund-ETFClassPRO - USD ($)			12 Months Ended											60 Months Ended	120 Months Ended
		Jun. 12, 2026	Jun. 12, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 12, 2026	Jun. 12, 2026
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | Fidelity Real Estate Income Fund - ETF Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.53%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[1]	0.06%
Expenses (as a percentage of Assets)		0.59%
Fee Waiver or Reimbursement	[2]	(0.02%)
Net Expenses (as a percentage of Assets)		0.57%
Expense Example, with Redemption, 1 Year		$ 58
Expense Example, with Redemption, 3 Years		186
Expense Example, with Redemption, 5 Years		326
Expense Example, with Redemption, 10 Years		$ 735
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.17%											5.14%	5.82%
Annual Return [Percent]				7.17%	7.93%	9.32%	(14.54%)	18.90%	(1.08%)	17.91%	(0.64%)	7.30%	10.21%
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Real Estate Income Fund /ETF Class
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Real Estate Income Fund seeks higher than average income. As a secondary objective, the fund also seeks capital growth.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund's ETF Class. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Nov. 30, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24 % of the average value of its portfolio.
Portfolio Turnover, Rate		24.00%
Other Expenses, New Fund, Based on Estimates [Text]		Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund's ETF Class with the cost of investing in other funds or classes. Let's say, hypothetically, that the annual return for ETF Class shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund's ETF Class are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your ETF Class shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in debt and income-producing equity securities of companies principally engaged in the real estate industry and other real estate related investments. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. A real estate entity or real estate related investment is any company that is principally engaged in the real estate industry and includes commercial and residential mortgage-backed securities; debt securities of real estate entities; equity securities of entities whose primary assets are mortgage loans or commercial or residential mortgage-backed securities; REITs that either own properties or make construction loans and preferred stocks of REITs; real estate developers; companies with substantial real estate holdings; and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Adviser considers a company to be principally engaged in the real estate industry if (i) at least 50% of its assets, income, sales or profits are committed to, or derived from, the real estate industry, or (ii) a third party has given the company an industry or sector classification consistent with the real estate industry. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in preferred and common stocks of real estate investment trusts (REITs); debt securities of real estate entities; and commercial and other mortgage-backed securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The ETF Class shares are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Fidelity® Real Estate Income Fund shares of the fund, a mutual fund class of shares of the fund not offered in this Prospectus. Returns of the ETF Class shares of the fund may vary from the returns of the Fidelity® Real Estate Income Fund shares due to differences in expenses. The information illustrates the changes in the performance of Fidelity® Real Estate Income Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time. The hypothetical composite of market indexes and additional index have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information for Fidelity® Real Estate Income Fund, a class of shares of the fund. Performance history will be available at www.fidelity.com for ETF Class after ETF Class has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of Fidelity® Real Estate Income Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time.
Performance One Year or Less [Text]		Performance history will be available at www.fidelity.com for ETF Class after ETF Class has been in operation for one calendar year.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Fidelity® Real Estate Income Fund, a class of shares of the fund that is not offered through this prospectus. ETF Class would have substantially similar annual returns to Fidelity® Real Estate Income Fund because the classes are invested in the same portfolio of securities. ETF Class's returns would differ from Fidelity® Real Estate Income Fund's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		0.41%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		16.84%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(25.55%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | After Taxes on Distributions | Fidelity Real Estate Income Fund - ETF Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.27%											3.51%	3.98%
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | After Taxes on Distributions and Sales | Fidelity Real Estate Income Fund - ETF Class
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.34%											3.35%	3.82%
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | F0663
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Real Estate Income Composite Index℠
Average Annual Return, Percent			5.81%											2.11%	4.01%
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | ML038
Prospectus Line Items
Average Annual Return, Label [Optional Text]			ICE® BofA® US High Yield Constrained Index
Average Annual Return, Percent			8.50%											4.50%	6.44%
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | LB091
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			7.58%											0.06%	2.44%
Document Type		485BPOS
Registrant Name		Fidelity Securities Fund

[1]	A Based on estimated amounts for the current fiscal year.
[2]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse ETF Class shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.57% (the Expense Cap). If at any time during the current fiscal year expenses for ETF Class shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through November 30, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.